Revenue - Revenue by timing of transfer of services (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	¥ 3,312,290	¥ 2,327,846	¥ 1,413,489
At a point in time
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	1,478,488	1,414,135	1,016,400
Over time
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	1,833,802	913,711	397,089
Implementation
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	851,856	570,822	295,916
Implementation | Over time
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	851,856	570,822	295,916
Operation support services
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	1,061,445	582,968	309,502
Operation support services | At a point in time
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	453,720	278,768	243,112
Operation support services | Over time
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	607,725	304,200	66,390
Business origination services
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	605,733	770,893	554,957
Business origination services | At a point in time
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	605,733	770,893	554,957
Risk management services
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	362,530	327,120	205,160
Risk management services | At a point in time
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	362,530	327,120	205,160
Cloud services platform
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	314,338
Cloud services platform | Over time
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	314,338
Post implementation support services
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	55,678	36,000	27,442
Post implementation support services | Over time
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	55,678	36,000	27,442
Others
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	60,710	40,043	20,512
Others | At a point in time
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	56,505	37,354	13,171
Others | Over time
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	¥ 4,205	¥ 2,689	¥ 7,341